PREPAID LICENSING AND ROYALTY FEES	12 Months Ended
Dec. 31, 2015
PREPAID LICENSING AND ROYALTY FEES

NOTE 8. PREPAID LICENSING AND ROYALTY FEES

The following table summarizes changes to our Company’s prepaid licensing and royalty fees:

(in US$ thousands)	2013	2014	2015
Balance at beginning of year	$8,644	$4,666	$4,383
Addition	14	1,498	1,801
Amortization and usage	(706)	(264)	(1,743)
Exchange difference	(216)	(258)	(15)
Impairment charges (Note 9)	(3,070)	(1,259)	(4,187)

Balance at end of year	$4,666	$4,383	$239